NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss		$ (4,368)	$ (3,851)	$ (5,002)
Denominator:
Weighted average shares outstanding-Basic	[1]	9,150	9,113	9,056
Potentially dilutive ordinary share equivalents-stock options and restricted stock
Weighted average shares outstanding-Diluted	[1]	9,150	9,113	9,056
Net loss per share Basic	[1]	$ (0.48)	$ (0.42)	$ (0.55)
Net loss per share Diluted	[1]	$ (0.48)	$ (0.42)	$ (0.55)

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.